FAIR VALUE MEASUREMENT (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	$ 1,904,016	$ 4,426,057	$ 5,693,071
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Combined derivative and warrant liability		4,426,057	5,693,071
Derivative liabilities		$ 4,426,057	$ 5,693,071